DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Volumes Table
We summarize net energy derivative volumes at December 31, 2016 and 2015 as follows:

NET ENERGY DERIVATIVE VOLUMES
(Quantities in millions)
		December 31,
Commodity	Unit of measure	2016	2015
California Utilities:
SDG&E:
Natural gas	MMBtu(1)	48	70
Electricity	MWh(2)	4	1
Congestion revenue rights	MWh	48	36
SoCalGas – natural gas	MMBtu	1	1

Energy-Related Businesses:
Sempra LNG & Midstream – natural gas	MMBtu	31	43

(1)	Million British thermal units

(2)	Megawatt hours

Notional Amounts Of Interest Rate Derivatives Table
At December 31, 2016 and 2015, the net notional amounts of our foreign currency derivatives, excluding joint ventures, were:

FOREIGN CURRENCY DERIVATIVES
(Dollars in millions)
	December 31, 2016		December 31, 2015
	Notional amount	Maturities	Notional amount	Maturities
Sempra Energy Consolidated:
Cross-currency swaps	$408	2017-2023	$408	2016-2023
Other foreign currency derivatives(1)	86	2017-2018	—	—

(1)	At December 31, 2016, includes GdC, which was previously a joint venture and excluded from this table until we acquired the remaining 50-percent interest in September 2016.
At December 31, 2016 and 2015, the net notional amounts of our interest rate derivatives, excluding joint ventures, were:

INTEREST RATE DERIVATIVES
(Dollars in millions)
	December 31, 2016		December 31, 2015
	Notional debt	Maturities	Notional debt	Maturities
Sempra Energy Consolidated:
Cash flow hedges(1)(2)	$924	2017-2032	$384	2016-2028
Fair value hedges	—	—	300	2016
SDG&E:
Cash flow hedge(1)	305	2017-2019	315	2016-2019

(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

(2)	At December 31, 2016, includes GdC, which was previously a joint venture and excluded from this table until we acquired the remaining 50-percent interest in September 2016.

Derivative Instruments on the Consolidated Balance Sheet Table
The following tables provide the fair values of derivative instruments on the Consolidated Balance Sheets at December 31, 2016 and 2015, including the amount of cash collateral receivables that were not offset, as the cash collateral is in excess of liability positions.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2016
	Current assets: Fixed-price contracts and other derivatives(1)	Other assets: Sundry	Current liabilities: Fixed-price contracts and other derivatives(2)	Deferred credits and other liabilities: Fixed-price contracts and other derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)	$7	$2	$(24)	$(228)
Commodity contracts not subject to rate recovery	—	—	(14)	—
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	248	36	(254)	(28)
Associated offsetting commodity contracts	(242)	(27)	242	27
Associated offsetting cash collateral	—	(1)	16	1
Commodity contracts subject to rate recovery	37	73	(57)	(150)
Associated offsetting commodity contracts	(9)	(1)	9	1
Associated offsetting cash collateral	—	—	5	13
Net amounts presented on the balance sheet	41	82	(77)	(364)
Additional cash collateral for commodity contracts not subject to rate recovery	10	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	32	—	—	—
Total(4)	$83	$82	$(77)	$(364)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$—	$—	$(13)	$(12)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery	33	73	(51)	(150)
Associated offsetting commodity contracts	(6)	(1)	6	1
Associated offsetting cash collateral	—	—	3	13
Net amounts presented on the balance sheet	27	72	(55)	(148)
Additional cash collateral for commodity contracts not subject to rate recovery	1	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	30	—	—	—
Total(4)	$58	$72	$(55)	$(148)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery	$4	$—	$(6)	$—
Associated offsetting commodity contracts	(3)	—	3	—
Associated offsetting cash collateral	—	—	2	—
Net amounts presented on the balance sheet	1	—	(1)	—
Additional cash collateral for commodity contracts not subject to rate recovery	1	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	2	—	—	—
Total	$4	$—	$(1)	$—

(1)	Included in Current Assets: Other for SoCalGas.

(2)	Included in Current Liabilities: Other for SoCalGas.

(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

(4)	Normal purchase contracts previously measured at fair value are excluded.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2015
	Current assets: Fixed-price contracts and other derivatives(1)	Other assets: Sundry	Current liabilities: Fixed-price contracts and other derivatives(2)	Deferred credits and other liabilities: Fixed-price contracts and other derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)	$4	$1	$(15)	$(156)
Commodity contracts not subject to rate recovery	13	—	—	—
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	245	32	(239)	(21)
Associated offsetting commodity contracts	(232)	(20)	232	20
Associated offsetting cash collateral	(6)	—	4	—
Commodity contracts subject to rate recovery	28	49	(61)	(64)
Associated offsetting commodity contracts	(2)	(2)	2	2
Associated offsetting cash collateral	—	—	28	26
Net amounts presented on the balance sheet	50	60	(49)	(193)
Additional cash collateral for commodity contracts not subject to rate recovery	2	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	28	—	—	—
Total(4)	$80	$60	$(49)	$(193)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$—	$—	$(14)	$(23)
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	—	—	(1)	—
Associated offsetting cash collateral	—	—	1	—
Commodity contracts subject to rate recovery	27	49	(60)	(64)
Associated offsetting commodity contracts	(2)	(2)	2	2
Associated offsetting cash collateral	—	—	28	26
Net amounts presented on the balance sheet	25	47	(44)	(59)
Additional cash collateral for commodity contracts not subject to rate recovery	1	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	27	—	—	—
Total(4)	$53	$47	$(44)	$(59)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	$—	$—	$(1)	$—
Associated offsetting cash collateral	—	—	1	—
Commodity contracts subject to rate recovery	1	—	(1)	—
Net amounts presented on the balance sheet	1	—	(1)	—
Additional cash collateral for commodity contracts subject to rate recovery	1	—	—	—
Total	$2	$—	$(1)	$—

(1)	Included in Current Assets: Other for SoCalGas.

(2)	Included in Current Liabilities: Other for SoCalGas.

(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

(4)	Normal purchase contracts previously measured at fair value are excluded.

Fair Value Hedge Impact on the Consolidated Statement of Operations Table
The effects of derivative instruments designated as hedges on the Consolidated Statements of Operations and in OCI and AOCI for the years ended December 31 were:

FAIR VALUE HEDGE IMPACTS
(Dollars in millions)
		Pretax gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2016	2015	2014
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense	$3	$6	$8
Interest rate instruments	Other Income, Net	(2)	(5)	(3)
Total(1)		$1	$1	$5

(1)
There was no hedge ineffectiveness in 2016 or 2015. There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair value of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net.

Cash Flow Hedge Impact on the Consolidated Statements Of Operations Table

CASH FLOW HEDGE IMPACTS
(Dollars in millions)
	Pretax (loss) gain recognized in OCI				Pretax (loss) gain reclassified from AOCI into earnings
	Years ended December 31,				Years ended December 31,
	2016	2015	2014	Location	2016	2015	2014
Sempra Energy Consolidated:
Interest rate and foreign exchange instruments(1)	$(8)	$(18)	$(24)	Interest Expense	$(17)	$(18)	$(21)
Interest rate instruments	—	—	3	Gain on Sale of Assets	—	—	3
Interest rate instruments	(9)	(80)	(127)	Equity Earnings, Before Income Tax	(10)	(12)	(10)
Interest rate and foreign exchange instruments	—	—	—	Remeasurement of Equity Method Investment	(7)	—	—
Interest rate and foreign exchange instruments	5	(20)	—	Equity Earnings, Net of Income Tax	(5)	(13)	—
Foreign exchange instruments	4	—	—	Revenues: Energy- Related Businesses	—	—	—
Commodity contracts not subject to rate recovery	(13)	12	19	Revenues: Energy- Related Businesses	6	14	8
Total(2)	$(21)	$(106)	$(129)		$(33)	$(29)	$(20)
SDG&E:
Interest rate instruments(1)(3)	$(2)	$(6)	$(9)	Interest Expense	$(12)	$(12)	$(11)
SoCalGas:
Interest rate instruments	$—	$—	$—	Interest Expense	$(1)	$(1)	$(1)

(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.

(2)	There was $4 million, $2 million and $1 million of losses from ineffectiveness related to these cash flow hedges in 2016, 2015 and 2014, respectively.

(3)	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E in 2016, 2015 and 2014.

Undesignated Derivative Impact on the Consolidated Statements of Operations
The effects of derivative instruments not designated as hedging instruments on the Consolidated Statements of Operations for the years ended December 31 were:

UNDESIGNATED DERIVATIVE IMPACTS
(Dollars in millions)
		Pretax (loss) gain on derivatives recognized in earnings
		Years ended December 31,
	Location	2016	2015	2014
Sempra Energy Consolidated:
Interest rate and foreign exchange instruments	Other Income, Net	$(32)	$(4)	$(24)
Foreign exchange instruments	Equity Earnings, Net of Income Tax	3	(4)	(5)
Commodity contracts not subject to rate recovery	Revenues: Energy-Related Businesses	(18)	42	17
Commodity contracts not subject to rate recovery	Cost of Natural Gas, Electric Fuel and Purchased Power	—	—	3
Commodity contracts not subject to rate recovery	Operation and Maintenance	1	(1)	(4)
Commodity contracts subject to rate recovery	Cost of Electric Fuel and Purchased Power	(53)	(126)	(10)
Commodity contracts subject to rate recovery	Cost of Natural Gas	(4)	1	—
Total		$(103)	$(92)	$(23)
SDG&E:
Commodity contracts not subject to rate recovery	Operation and Maintenance	$—	$—	$(1)
Commodity contracts subject to rate recovery	Cost of Electric Fuel and Purchased Power	(53)	(126)	(10)
Total		$(53)	$(126)	$(11)
SoCalGas:
Commodity contracts not subject to rate recovery	Operation and Maintenance	$1	$(1)	$(2)
Commodity contracts subject to rate recovery	Cost of Natural Gas	(4)	1	—
Total		$(3)	$—	$(2)